UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mimi Drake
Title:    Chief Financial Officer
Phone:    (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                  West Conshohocken, PA          May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $ 561,705
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.

2          028-12487                        Defiance Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                         March 31, 2008


COLUMN 1                      COLUMN  2     COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                    VALUE      SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP      (x$1,000)  PRN AMT   PRN CALL  DISCRETION      MANAGERS  SOLE  SHARED    NONE
--------------                --------      -----      ---------  -------   --- ----  ----------      --------  ----  ------    ----
AEROPOSTALE                   COM           007865108   7,001       258,254 SH        Shared-Defined  1                 258,254
AEROPOSTALE                   COM           007865108   2,482        91,546 SH        Shared-Defined  2                  91,546
AETNA INC                     COM           00817Y108   2,694        64,012 SH        Shared-Defined  1                  64,012
AETNA INC                     COM           00817Y108   1,048        24,894 SH        Shared-Defined  2                  24,894
APACHE CORP                   COM           037411105  25,843       213,897 SH        Shared-Defined  1                 213,897
APACHE CORP                   COM           037411105   9,194        76,096 SH        Shared-Defined  2                  76,096
ASYST TECHNOLOGY CORP         COM           04648X107   8,085     2,310,072 SH        Shared-Defined  1               2,310,072
ASYST TECHNOLOGY CORP         COM           04648X107   2,627       750,532 SH        Shared-Defined  2                 750,532
BANK OF AMERICA CORPORATION   COM           060505104   8,980       236,885 SH        Shared-Defined  1                 236,885
BANK OF AMERICA CORPORATION   COM           060505104   3,255        85,874 SH        Shared-Defined  2                  85,874
CHARLOTTE RUSSE HLDG INC      COM           161048103   8,803       507,668 SH        Shared-Defined  1                 507,668
CHARLOTTE RUSSE HLDG INC      COM           161048103   3,190       183,966 SH        Shared-Defined  2                 183,966
CONOCOPHILLIPS                COM           20825C104  36,102       473,715 SH        Shared-Defined  1                 473,715
CONOCOPHILLIPS                COM           20825C104  12,871       168,893 SH        Shared-Defined  2                 168,893
CUMMINS INC                   COM           231021106  15,362       328,114 SH        Shared-Defined  1                 328,114
CUMMINS INC                   COM           231021106   5,458       116,578 SH        Shared-Defined  2                 116,578
DELTA AIR LINES INC DEL       COM NEW       247361702   5,769       670,855 SH        Shared-Defined  1                 670,855
DELTA AIR LINES INC DEL       COM NEW       247361702   2,057       239,145 SH        Shared-Defined  2                 239,145
ENDOLOGIX INC                 COM           29266S106   2,133       713,338 SH        Shared-Defined  1                 713,338
ENDOLOGIX INC                 COM           29266S106     756       252,999 SH        Shared-Defined  2                 252,999
FLEXTRONICS INTL LTD          ORD           Y2573F102  22,673     2,414,592 SH        Shared-Defined  1               2,414,592
FLEXTRONICS INTL LTD          ORD           Y2573F102   8,074       859,856 SH        Shared-Defined  2                 859,856
GOTTSCHALKS INC               COM           383485109   1,727       577,445 SH        Shared-Defined  1                 577,445
GOTTSCHALKS INC               COM           383485109     570       190,655 SH        Shared-Defined  2                 190,655
JAKKS PAC INC                 COM           47012E106  28,617     1,037,990 SH        Shared-Defined  1               1,037,990
JAKKS PAC INC                 COM           47012E106   9,624       349,058 SH        Shared-Defined  2                 349,058
KORN FERRY INTL               COM NEW       500643200   4,780       282,849 SH        Shared-Defined  1                 282,849
KORN FERRY INTL               COM NEW       500643200   1,701       100,645 SH        Shared-Defined  2                 100,645
MANPOWER INC                  COM           56418H100   8,369       148,764 SH        Shared-Defined  1                 148,764
MANPOWER INC                  COM           56418H100   2,978        52,940 SH        Shared-Defined  2                  52,940
MARATHON OIL CORP             COM           565849106   2,859        62,693 SH        Shared-Defined  1                  62,693
MARATHON OIL CORP             COM           565849106   1,017        22,307 SH        Shared-Defined  2                  22,307
MIDCAP SPDR TR                UNIT SER 1    595635103   1,228       149,700 SH  PUT   Shared-Defined  1                 149,700
MIDCAP SPDR TR                UNIT SER 1    595635103     437        53,300 SH  PUT   Shared-Defined  2                  53,300
NABORS INDUSTRIES LTD         SHS           G6359F103  25,328       750,008 SH        Shared-Defined  1                 750,008
NABORS INDUSTRIES LTD         SHS           G6359F103   9,039       267,655 SH        Shared-Defined  2                 267,655
NBTY INC                      COM           628782104  11,286       376,832 SH        Shared-Defined  1                 376,832
NBTY INC                      COM           628782104   4,011       133,909 SH        Shared-Defined  2                 133,909
NORTHWEST AIRLS CORP          COM           667280408   2,566       285,440 SH        Shared-Defined  1                 285,440
NORTHWEST AIRLS CORP          COM           667280408     914       101,625 SH        Shared-Defined  2                 101,625
PENNSYLVANIA RL ESTATE INVT   SH BEN INT    709102107     989        40,546 SH        Shared-Defined  1                  40,546
PENNSYLVANIA RL ESTATE INVT   SH BEN INT    709102107     353        14,454 SH        Shared-Defined  2                  14,454
SEAGATE TECHNOLOGY            SHS           G7945J104  23,321     1,113,713 SH        Shared-Defined  1               1,113,713
SEAGATE TECHNOLOGY            SHS           G7945J104   8,338       398,203 SH        Shared-Defined  2                 398,203
SELECT SECTOR SPDR TR         SBI INT-FINL  81369Y605     658       313,500 SH  PUT   Shared-Defined  1                 313,500
SELECT SECTOR SPDR TR         SBI INT-FINL  81369Y605     234       111,500 SH  PUT   Shared-Defined  2                 111,500
SKECHERS U S A INC            CL A          830566105  32,259     1,596,167 SH        Shared-Defined  1               1,596,167
SKECHERS U S A INC            CL A          830566105  11,518       569,892 SH        Shared-Defined  2                 569,892
SPDR TR                       UNIT SER 1    78462F103   1,267       160,400 SH  PUT   Shared-Defined  1                 160,400
SPDR TR                       UNIT SER 1    78462F103     451        57,100 SH  PUT   Shared-Defined  2                  57,100
SUNOCO INC                    COM           86764P109   1,749        33,342 SH        Shared-Defined  1                  33,342
SUNOCO INC                    COM           86764P109     632        12,038 SH        Shared-Defined  2                  12,038
TEREX CORP NEW                COM           880779103  38,795       620,727 SH        Shared-Defined  1                 620,727
TEREX CORP NEW                COM           880779103  13,820       221,113 SH        Shared-Defined  2                 221,113
THOMAS & BETTS CORP           COM           884315102   4,022       110,581 SH        Shared-Defined  1                 110,581
THOMAS & BETTS CORP           COM           884315102   1,434        39,419 SH        Shared-Defined  2                  39,419
TWEEN BRANDS INC              COM           901166108  25,988     1,050,441 SH        Shared-Defined  1               1,050,441
TWEEN BRANDS INC              COM           901166108   9,254       374,065 SH        Shared-Defined  2                 374,065
VISHAY INTERTECHNOLOGY INC    COM           928298108  14,784     1,631,820 SH        Shared-Defined  1               1,631,820
VISHAY INTERTECHNOLOGY INC    COM           928298108   5,315       586,627 SH        Shared-Defined  2                 586,627
WELLPOINT INC                 COM           94973V107  12,045       272,937 SH        Shared-Defined  1                 272,937
WELLPOINT INC                 COM           94973V107   4,287        97,150 SH        Shared-Defined  2                  97,150
WESTERN DIGITAL CORP          COM           958102105  28,539     1,055,454 SH        Shared-Defined  1               1,055,454
WESTERN DIGITAL CORP          COM           958102105  10,145       375,183 SH        Shared-Defined  2                 375,183


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